UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Myriad Asset Management (Cayman) Limited
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   Address:      P.O. Box 309 Ugland House
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                 Grand Cayman, KY1-1104, Cayman Islands
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Gaynor
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Title:   Director
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Phone:    (852)-3664-7889
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Signature, Place, and Date of Signing:

         /s/ Scott A Gaynor           Central, Hong Kong    02/14/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 6
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Form 13F Information Table Value Total: 150,353
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                                            (thousands)

List of Other Included Managers: NONE

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


COLUMN 1            COLUMN 2 COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6    COLUMN 7   COLUMN 8
----------------------------------------------------------------------------------------------------------------
                      Title                                            Type                     Voting Authority
                      of                Value      SHRS OR   SH / PUT/ of     Investment Other  ----------------
Name of Issuer        Class  CUSIP      (x$1000)   PRN AMT  PRN  CALLSecuritDiscretion Managers Sole Shared None
----------------------------------------------------------------------------------------------------------------
AMERICAN INTERN       EQTY   026874784     35,300  1,000,000         SH     SOLE           1,000,000
CTRIP.COM INTERNATIO  ADR    22943F100     15,096    666,183         SH     SOLE             666,183
GOOGLE INC            EQTY   38259P508     29,675     41,950         SH     SOLE              41,950
NEXEN INC             EQTY   65334H102     50,451  1,872,725         SH     SOLE           1,872,725
SPRINT NEXTEL CORP    EQTY   852061100     16,981  2,994,798         SH     SOLE           2,994,798
STERLITE INDUSTRIES L CONV   859737AB4      2,851  2,970,000         PRN    SOLE           2,970,000

                           Total          150,353
